Nature of Business and Summary of Significant Accounting Policies - Schedule of Variable Debentures Black-Scholes Valuation Assumptions (Details) (10K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Forfeitures			$ 0
Derivative Liability [Member]
Forfeitures
Expected Term [Member]
Fair value assumptions, measurement input, term			1 year
Expected Term [Member] | Minimum [Member]
Fair value assumptions, measurement input, term	1 month	1 month		1 year
Expected Term [Member] | Maximum [Member]
Fair value assumptions, measurement input, term	1 year	1 year		2 years
Exercise Price [Member] | Minimum [Member]
Fair value assumptions, measurement input, per share			$ 0.0063	$ 0.0113
Exercise Price [Member] | Maximum [Member]
Fair value assumptions, measurement input, per share			$ 0.385	$ 0.81
Expected volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages			163.00%	176.00%
Expected volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages			201.00%	276.00%
Expected Dividend [Member]
Fair value assumptions, measurement input, percentages			0.00%	0.00%
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages			0.79%	0.45%
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages			1.76%	1.06%